Note 5 - Acquisitions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended					1 Months Ended
	Dec. 31, 2014	Nov. 24, 2014	Dec. 28, 2012	Dec. 31, 2013	Mar. 28, 2013	Jan. 01, 2013	Dec. 18, 2012	Sep. 13, 2013	Dec. 09, 2013	Jun. 30, 2014	Oct. 21, 2013
Note 5 - Acquisitions (Details) [Line Items]
Advances for Acquisitions of Property	$ 21,855			$ 21,855	$ 10,847
Allowance for Doubtful Other Receivables, Current	6,558
Goodwill, Impairment Loss	4,693
First Completion [Member] | Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]
Note 5 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross		3,180
Mining Properties and Mineral Rights [Member] | Viking Acquisition Group LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use	4,341
Selling, General and Administrative Expenses [Member] | J Mining & Energy Group [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned						26,774
Selling, General and Administrative Expenses [Member] | Viking Acquisition Group LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Allowance for Doubtful Other Receivables, Current	6,558
RJLT Investments LLC [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	1,500		1,500	1,500
Williams Industries LLC [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	2,000		2,000	2,000
Kentucky Fuel Corporation [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	7,500		7,500	7,500
CCIM [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Advances for Acquisitions of Property					3,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)					7
Warrant, Term					10 years
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned					6,400
Share Price (in Dollars per share)					$ 450,000,000.00
J Mining & Energy Group [Member] | Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)						38
Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Number of Businesses Acquired		3
Business Combination, Consideration Transferred		21,000
Number of Days Between First and Second Completion		20
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	745
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	132
Kentucky Property [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred	21,855			21,855			11,000
Viking Acquisition Group LLC [Member] | Senior Notes [Member]
Note 5 - Acquisitions (Details) [Line Items]
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed								5,875
Notes Payable								9,000
Debt Instrument, Periodic Payment, Principal								1,500
Viking Acquisition Group LLC [Member] | Other Convertible Notes [Member]
Note 5 - Acquisitions (Details) [Line Items]
Leased Mineral Interests, Reduction to Net Liabilities	4,500
Viking Acquisition Group LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Business Combination, Consideration Transferred	15,000							15,000
Payments to Acquire Businesses, Gross								125
Business Combination, Consideration Transferred, Liabilities Incurred	9,000							15,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)								35
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								4,238
Business Acquisition, Purchases Price Adjusted Amount	3,300							13,363
Leased Mineral Interests, Reduction to Net Liabilities	8,444
Viking Prep Plant LLC [Member] | Senior Notes [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	14,000								24,000
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed									10,000
Notes Payable	8,400								14,000
Debt Instrument, Periodic Payment, Principal									2,800
Viking Prep Plant LLC [Member] | Promissory Note [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	6,000								6,000
Viking Prep Plant LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									100.00%
Business Combination, Consideration Transferred	30,000								30,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)									207
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned									8,402
Business Acquisition, Purchases Price Adjusted Amount										28,402
Promissory Note [Member]
Note 5 - Acquisitions (Details) [Line Items]
Notes Payable											6,000
Repayments of Notes Payable										$ 6,000